FINANCIAL INSTRUMENTS - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	$ 8.8	$ (4.7)	$ 12.2	$ 5.9
Gain (loss) recognized in cash flow hedge reserve, time value of options contracts excluded from hedge relationship	(1.7)	(2.0)	(4.4)	(1.4)
Total gain (loss) recognized in cash flow hedge reserve	7.1	(6.7)	7.8	4.5
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(2.5)	0.8	(2.6)	5.3
(Gain) loss reclassified or adjusted from cash flow hedge reserve, time value of option contracts excluded from hedge relationship	0.0	0.0	0.0	0.0
Total gain (loss) reclassified or adjusted from cash flow hedge reserve	(2.5)	0.8	(2.6)	5.3
Exchange rate risk | Canadian dollar option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	6.0	(2.3)	7.5	0.5
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(1.4)	1.2	(1.5)	4.8
Exchange rate risk | Euro option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	2.8	0.0	4.6	1.8
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(1.1)	(0.4)	(1.1)	(1.2)
Crude oil option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	0.0	(2.4)	0.1	3.6
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve	$ 0.0	$ 0.0	$ 0.0	$ 1.7